INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes
INCOME TAXES

Taxation in the Company and its subsidiaries’ operational jurisdictions is calculated at the rate prevailing in the respective jurisdictions. The reconciliation of income taxes calculated at the applicable Canadian federal and provincial statutory rates to the actual income tax expense (recovery) is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Net loss before income tax	$11,645	$11,184
Combined Canadian statutory income tax rate	27.00%	26.00%
Income tax recovery computed at statutory income tax rate	3,144	2,908
Tax effect of:
Permanent differences	(599)	(982)
Difference in tax rates in foreign jurisdictions	128	4
Changes in estimate and others	(539)	5,018
Changes in unrecognized deferred tax assets	(2,134)	(6,948)
Total tax expense (recovery)	$-	$-

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and same taxation authority. Future potential tax deductions that do not offset deferred tax liabilities are considered to be deferred tax assets. No deferred tax asset has been recognized in respect to the losses and temporary differences below, as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

	December 31, 2018	December 31, 2017
Deferred income tax assets and liabilities
Non-capital loss carryforwards	$24,172	$23,793
Net capital loss carryforwards	1,580	1,580
Investment tax credits	3,857	3,979
Undeducted financing costs and others	77	115
Mineral properties	1,417	(139)
Others	1,091	730
Unrecognized deferred tax assets	(32,194)	(30,058)
Deferred income tax assets (liabilities), net	$-	$-

As at December 31, 2018, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $87,300 (2017 - $86,500) which expire between the years 2025 and 2038, unrecognized Canadian net capital loss carryforwards of approximately $5,900 (2017 - $5,900) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,282 (2017 - $5,500) which expire between the years 2024 and 2033, and unrecognized Mexican non-capital loss carryforwards of approximately $1,603 (2017 - $1,100) which expire between the years 2019 and 2028.